FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06135
                                   ---------

                       TEMPLETON INSTITUTIONAL FUNDS, INC.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
      --------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        -------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (954) 527-7500
                                                           --------------

Date of fiscal year end: 12/31
                         -----

Date of reporting period: 9/30/05
                          --------

ITEM 1. SCHEDULE OF INVESTMENTS.


TEMPLETON INSTITUTIONAL FUNDS, INC.

QUARTERLY STATEMENTS OF INVESTMENTS
SEPTEMBER 30, 2005

--------------------------------------------------------------------------------

CONTENTS

TIFI Emerging Markets Series ..............................................    3
TIFI Foreign Equity Series ................................................    9
TIFI Foreign Smaller Companies Series .....................................   15
TIFI Non-U.S. Core Equity Series ..........................................   20
Notes to Statements of Investments ........................................   25

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      Franklin o TEMPLETON o Mutual Series


                                         Quarterly Statements of Investments | 1

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TEMPLETON INSTITUTIONAL FUNDS, INC.

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------
    EMERGING MARKETS SERIES                                       INDUSTRY                     SHARES/RIGHTS       VALUE
-----------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS 92.8%
    AUSTRIA 0.8%
    Bank Austria Creditanstalt ..............                 Commercial Banks                       180,089   $  20,131,848
    Wienerberger AG .........................                Building Products                         4,800         189,209
                                                                                                               --------------
                                                                                                                  20,321,057
                                                                                                               --------------
   BELGIUM 0.5%
    Inbev ...................................                    Beverages                           330,962      13,093,815
                                                                                                               --------------
   BERMUDA 0.1%
    Gome Electrical Appliances Holdings Ltd.                  Specialty Retail                     2,370,000       1,428,235
                                                                                                               --------------
    BRAZIL 2.6%
    Centrais Eletricas Brasileiras SA .......                Electric Utilities                1,368,088,000      27,420,656
    Cia de Bebidas das Americas (AmBev),
     ADR ....................................                    Beverages                           109,040       3,271,200
    Embraer-Empresa Bras de Aeronautica SA ..               Aerospace & Defense                       71,958         532,377
 (a)Localiza Rent a Car SA, 144A ............          Diversified Consumer Services                 472,888       3,922,710
    Souza Cruz SA (Non Taxable) .............                     Tobacco                          1,957,316      23,687,543
    Unibanco Uniao de Bancos Brasileiros SA,
     GDR ....................................                 Commercial Banks                       228,000      11,992,800
                                                                                                               --------------
                                                                                                                  70,827,286
                                                                                                               --------------
    CHINA 8.9%
    Aluminum Corp. of China Ltd., H .........                 Metals & Mining                     29,398,000      18,568,794
    Anhui Conch Cement Co. Ltd., H ..........              Construction Materials                  8,806,000       8,740,559
    Brilliance China Automotive Holdings Ltd.                   Automobiles                        6,916,000         998,488
    China International Marine Containers
     Co. Ltd., B ............................                    Machinery                         3,331,900       3,345,794
    China Mobile (Hong Kong) Ltd., fgn. .....       Wireless Telecommunication Services           14,885,000      72,912,545
    China Resources Enterprise Ltd. .........                   Distributors                      14,280,000      23,377,698
    China Travel International Investment
     Hong Kong Ltd. .........................          Hotels, Restaurants & Leisure              10,906,000       2,952,260
    Chongqing Changan Automobile Co. ........
     Ltd., B ................................                   Automobiles                        5,498,286       2,324,722
    Denway Motors Ltd. ......................                   Automobiles                       39,811,000      14,497,441
    Huadian Power International Corp. Ltd., H   Independent Power Producers & Energy Traders      20,920,000       5,797,890
    Huaneng Power International Inc., H .....   Independent Power Producers & Energy Traders       6,300,000       4,669,584
 (a)PetroChina Co. Ltd., 144A ...............           Oil, Gas & Consumable Fuels               16,358,000      13,706,084
    PetroChina Co. Ltd., H ..................           Oil, Gas & Consumable Fuels               51,082,000      42,800,720
    Shanghai Industrial Holdings Ltd. .......             Industrial Conglomerates                 7,120,000      14,409,518
    TCL Multimedia Technology Holdings Ltd. .                Household Durables                    2,436,000         452,178
    Travelsky Technology Ltd., H ............                   IT Services                        7,810,000       7,047,237
                                                                                                               --------------
                                                                                                                 236,601,512
                                                                                                               --------------
   CROATIA 0.7%
    Pliva d.d., GDR, Reg S ..................                 Pharmaceuticals                      1,453,900      19,700,345
                                                                                                               --------------


                                         Quarterly Statements of Investments | 3

TEMPLETON INSTITUTIONAL FUNDS, INC.

-----------------------------------------------------------------------------------------------------------------------------
EMERGING MARKETS SERIES                                           INDUSTRY                     SHARES/RIGHTS      VALUE
-----------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
GREECE 0.3%
Coca-Cola Hellenic Bottling Co. SA ..........                    Beverages                           191,000   $   5,538,228
Titan Cement Co. ............................              Construction Materials                    103,715       3,466,144
                                                                                                               --------------
                                                                                                                   9,004,372
                                                                                                               --------------
HONG KONG 2.7%
Cheung Kong Holdings Ltd. ...................                   Real Estate                        3,165,000      35,739,431
Cheung Kong Infrastructure Holdings Ltd. ....                Electric Utilities                    2,382,000       7,952,640
Dairy Farm International Holdings Ltd. ......             Food & Staples Retailing                 3,187,519      11,666,320
Guoco Group Ltd. ............................          Diversified Financial Services                239,147       2,426,105
Hopewell Holdings Ltd. ......................          Transportation Infrastructure                 612,000       1,613,298
MTR Corp. Ltd. ..............................                   Road & Rail                        6,240,564      13,072,150
                                                                                                               --------------
                                                                                                                  72,469,944
                                                                                                               --------------
HUNGARY 2.4%
BorsodChem Rt. ..............................                    Chemicals                           259,684       2,961,035
Gedeon Richter Ltd. .........................                 Pharmaceuticals                        105,988      19,073,761
Magyar Telekom Ltd. .........................      Diversified Telecommunication Services          4,927,393      25,365,939
MOL Magyar Olaj-es Gazipari Rt. .............           Oil, Gas & Consumable Fuels                  139,904      15,461,125
                                                                                                               --------------
                                                                                                                  62,861,860
                                                                                                               --------------
INDIA 3.2%
Bharat Petroleum Corp. Ltd. .................           Oil, Gas & Consumable Fuels                  126,496       1,163,228
Gail India Ltd. .............................                  Gas Utilities                       1,927,980      11,564,371
Hindustan Lever Ltd. ........................                Household Products                    6,636,800      27,351,981
Hindustan Petroleum Corp. Ltd. ..............           Oil, Gas & Consumable Fuels                3,278,489      23,584,535
Indian Oil Corp. Ltd. .......................           Oil, Gas & Consumable Fuels                  153,591       1,578,540
National Aluminum Co. Ltd. ..................                 Metals & Mining                        672,500       2,662,154
Tata Motors Ltd. ............................                    Machinery                           318,800       3,876,298
Tata Tea Ltd. ...............................                  Food Products                         782,325      14,969,274
                                                                                                               --------------
                                                                                                                  86,750,381
                                                                                                               --------------
INDONESIA 0.4%
PT Astra International TBK ..................                   Automobiles                        8,129,000       7,694,927
PT Bank Danamon .............................                 Commercial Banks                     7,006,500       2,737,977
                                                                                                               --------------
                                                                                                                  10,432,904
                                                                                                               --------------
MALAYSIA 2.1%
Kuala Lumpur Kepong Bhd. ....................                  Food Products                       1,494,486       3,047,965
Maxis Communications Bhd. ...................       Wireless Telecommunication Services            8,084,000      20,103,632
Resorts World Bhd. ..........................          Hotels, Restaurants & Leisure               3,836,000      11,104,211
SIME Darby Bhd. .............................             Industrial Conglomerates                 6,751,300      11,015,279
Tanjong PLC .................................          Hotels, Restaurants & Leisure               1,197,200       4,568,263
YTL Corp. Bhd. ..............................                 Multi-Utilities                      1,756,293       2,542,003
YTL Power International Bhd. ................                 Water Utilities                      8,677,656       4,932,562
                                                                                                               --------------
                                                                                                                  57,313,915
                                                                                                               --------------


4 | Quarterly Statements of Investments

TEMPLETON INSTITUTIONAL FUNDS, INC.

-----------------------------------------------------------------------------------------------------------------------------
    EMERGING MARKETS SERIES                                       INDUSTRY                     SHARES/RIGHTS       VALUE
-----------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    MEXICO 4.8%
    Fomento Economico Mexicano SA de CV
     (Femsa), ADR ...........................                    Beverages                           485,106   $  33,918,612
    Grupo Bimbo SA de CV, A .................                  Food Products                       1,513,034       4,922,413
 (b)Grupo Televisa SA .......................                      Media                           1,156,366       4,137,074
    Kimberly Clark de Mexico SA de CV, A ....                Household Products                   15,955,381      60,196,396
    Telefonos de Mexico SA de CV (Telmex),
     L, ADR .................................      Diversified Telecommunication Services          1,120,658      23,836,396
                                                                                                               --------------
                                                                                                                 127,010,891
                                                                                                               --------------
    PANAMA 0.3%
    Banco Latinoamericano de Exportaciones
     SA, E ..................................                 Commercial Banks                       470,100       7,982,298
                                                                                                               --------------
    PHILIPPINES 1.3%
    San Miguel Corp., B .....................                    Beverages                        21,063,098      34,748,289
                                                                                                               --------------
    POLAND 2.6%
    Polski Koncern Naftowy Orlen SA .........           Oil, Gas & Consumable Fuels                1,254,071      25,692,187
    Telekomunikacja Polska SA ...............      Diversified Telecommunication Services          5,521,193      43,009,968
                                                                                                               --------------
                                                                                                                  68,702,155
                                                                                                               --------------
    PORTUGAL 0.2%
 (b)Jeronimo Martins SGPS SA ................             Food & Staples Retailing                   358,881       5,177,164
                                                                                                               --------------
    RUSSIA 4.0%
    Lukoil Holdings, ADR ....................           Oil, Gas & Consumable Fuels                  712,520      41,148,030
    Mining and Metallurgical Co. Norilsk
     Nickel .................................                 Metals & Mining                        375,900      29,827,665
    Mobile Telesystems, ADR .................       Wireless Telecommunication Services              575,600      23,415,408
    Unified Energy Systems ..................                Electric Utilities                   30,827,500      11,945,656
                                                                                                               --------------
                                                                                                                 106,336,759
                                                                                                               --------------
    SINGAPORE 6.4%
    ComfortDelGro Corp. Ltd. ................                   Road & Rail                       15,919,000      14,111,338
    DBS Group Holdings Ltd. .................                 Commercial Banks                       840,000       7,843,276
    Fraser & Neave Ltd. .....................             Industrial Conglomerates                 3,946,318      40,112,679
    Keppel Corp. Ltd. .......................             Industrial Conglomerates                 7,635,053      57,302,942
    Singapore Press Holdings Ltd. ...........                      Media                           3,232,500       8,825,547
    Singapore Technologies Engineering Ltd. .               Aerospace & Defense                    9,398,000      14,106,858
    Singapore Telecommunications Ltd. .......      Diversified Telecommunication Services         19,195,428      27,792,335
    Suntec Real Estate Investment Trust .....                   Real Estate                          480,000         326,212
                                                                                                               --------------
                                                                                                                 170,421,187
                                                                                                               --------------
    SOUTH AFRICA 8.0%
    Anglo American PLC ......................                 Metals & Mining                      1,981,616      59,464,047
    Nampak Ltd. .............................              Containers & Packaging                  1,392,400       3,476,078
    Nedbank Group Ltd. ......................                 Commercial Banks                     1,827,027      26,465,340


                                         Quarterly Statements of Investments | 5

TEMPLETON INSTITUTIONAL FUNDS, INC.

-----------------------------------------------------------------------------------------------------------------------------
   EMERGING MARKETS SERIES                                        INDUSTRY                     SHARES/RIGHTS       VALUE
-----------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   SOUTH AFRICA (CONT.)
(a)Nedbank Group Ltd., 144A .................                 Commercial Banks                       254,187   $   3,682,017
   Old Mutual PLC ...........................                    Insurance                        12,374,770      30,276,835
   Remgro Ltd. ..............................          Diversified Financial Services              3,260,478      56,322,004
   SABMiller PLC ............................                    Beverages                           698,776      13,723,016
   Sappi Ltd. ...............................             Paper & Forest Products                  1,541,194      18,099,647
   Sasol Ltd. ...............................           Oil, Gas & Consumable Fuels                   76,200       2,948,635
   The Spar Group Ltd. ......................             Food & Staples Retailing                    26,625         129,256
                                                                                                               --------------
                                                                                                                 214,586,875
                                                                                                               --------------
   SOUTH KOREA 18.1%
   CJ Corp. .................................                  Food Products                         387,590      27,374,588
   Daelim Industrial Co. ....................            Construction & Engineering                   27,600       1,946,680
   Daewoo Shipbuilding & Marine Engineering
    Co. Ltd. ................................                    Machinery                         2,043,510      46,020,589
   Hana Bank ................................                 Commercial Banks                       911,600      33,633,541
   Hite Brewery Co. Ltd. ....................                    Beverages                           139,919      17,297,126
   Hyundai Development Co. ..................            Construction & Engineering                1,081,210      34,192,554
   Kangwon Land Inc. ........................          Hotels, Restaurants & Leisure               1,762,897      30,071,458
   Korea Gas Corp. ..........................                  Gas Utilities                         325,370      10,882,044
(b)LG Card Co. Ltd. .........................                 Consumer Finance                       341,050      12,909,895
   LG Chem Ltd. .............................                    Chemicals                           461,590      19,861,419
(b)LG Corp. .................................             Industrial Conglomerates                   941,000      23,761,715
   LG Electronics Inc. ......................                Household Durables                      258,740      17,331,985
   LG Household & Health Care Ltd. ..........                Household Products                      154,820       8,887,128
   LG Petrochemical Co. Ltd. ................                    Chemicals                           312,370       8,291,949
   Samsung Electronics Co. Ltd. .............     Semiconductors & Semiconductor Equipment           176,730      99,585,280
   Samsung Fine Chemicals Co. Ltd. ..........                    Chemicals                           831,670      21,240,063
   Samsung Heavy Industries Co. Ltd. ........                    Machinery                           957,600      13,948,749
   Shinhan Financial Group Co. Ltd. .........                 Commercial Banks                       401,000      13,949,497
   SK Corp. .................................           Oil, Gas & Consumable Fuels                  296,690      17,201,481
   SK Telecom Co. Ltd. ......................       Wireless Telecommunication Services              128,879      25,010,060
                                                                                                               --------------
                                                                                                                 483,397,801
                                                                                                               --------------
   SWEDEN 0.8%
   Oriflame Cosmetics, IDR ..................                Personal Products                       781,400      22,745,317
                                                                                                               --------------
   TAIWAN 12.8%
   Acer Inc. ................................             Computers & Peripherals                  4,211,268       8,375,456
   BenQ Corp. ...............................             Computers & Peripherals                  7,106,000       6,166,934
   Chinatrust Financial Holding Co. Ltd. ....                 Commercial Banks                     3,826,000       3,297,332
   Chunghwa Telecom Co. Ltd. ................      Diversified Telecommunication Services         10,185,000      17,800,847
   D-Link Corp. .............................             Communications Equipment                17,660,036      18,306,346
   Delta Electronics Inc. ...................        Electronic Equipment & Instruments            7,719,917      13,190,077
   Elan Microelectronics Corp. ..............     Semiconductors & Semiconductor Equipment         5,651,212       2,273,393
   Kinpo Electronics Inc. ...................                Office Electronics                       28,368          11,882
   Lite-On Technology Corp. .................             Computers & Peripherals                 19,220,880      21,459,180
   MediaTek Inc. ............................     Semiconductors & Semiconductor Equipment         3,291,200      31,042,039


6 | Quarterly Statements of Investments

TEMPLETON INSTITUTIONAL FUNDS, INC.

-----------------------------------------------------------------------------------------------------------------------------
   EMERGING MARKETS SERIES                                        INDUSTRY                     SHARES/RIGHTS       VALUE
-----------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   TAIWAN (CONT.)
   Mega Financial Holdings Co. Ltd. ..........                 Commercial Banks                    54,408,032  $   34,429,756
   Premier Image Technology Corp. ............           Leisure Equipment & Products              12,086,020      17,736,336
   President Chain Store Corp. ...............             Food & Staples Retailing                 7,844,010      14,654,853
   Realtek Semiconductor Corp. ...............     Semiconductors & Semiconductor Equipment        15,562,450      18,148,493
   Siliconware Precision Industries Co. Ltd. .     Semiconductors & Semiconductor Equipment         7,831,237       7,905,454
   Sunplus Technology Co. Ltd. ...............     Semiconductors & Semiconductor Equipment        11,345,260      10,392,970
   Synnex Technology International Corp. .....        Electronic Equipment & Instruments            9,096,130      11,745,165
   Taiwan Mobile Co. Ltd. ....................       Wireless Telecommunication Services           39,757,878      37,858,370
   Taiwan Semiconductor Manufacturing
    Co. Ltd. .................................     Semiconductors & Semiconductor Equipment        21,058,056      33,821,831
   UNI-President Enterprises Corp. ...........                  Food Products                      54,734,180      22,018,692
   Yuanta Core Pacific Securities Co. ........                 Capital Markets                     17,572,704      11,226,027
                                                                                                               ---------------
                                                                                                                  341,861,433
                                                                                                               ---------------
   THAILAND 3.2%
   Bangkok Bank Public Co. Ltd., fgn. ........                 Commercial Banks                     1,686,000       4,682,763
   BEC World Public Co. Ltd., fgn. ...........                      Media                           8,666,300       3,188,235
   Kasikornbank Public Co. Ltd., fgn. ........                 Commercial Banks                    13,321,200      21,744,924
   Land and House Public Co. Ltd., fgn. ......                Household Durables                   21,786,831       4,803,772
   Shin Corp. Public Co. Ltd., fgn. ..........       Wireless Telecommunication Services           10,298,900      10,287,609
   Siam Cement Public Co. Ltd., fgn. .........              Construction Materials                  2,161,036      13,373,204
   Siam Commercial Bank Public Co. Ltd.,
    fgn. .....................................                 Commercial Banks                     7,919,000       9,936,131
   Siam Makro Public Co. Ltd., fgn. ..........             Food & Staples Retailing                   436,600         712,686
   Thai Airways International Public Co. Ltd.,
    fgn. .....................................                     Airlines                         3,196,100       3,075,794
(b)TMB Bank Public Co. Ltd., fgn. ............                 Commercial Banks                   126,412,200      13,058,538
(b)True Corp. Public Co. Ltd., rts., 3/28/08 .      Diversified Telecommunication Services          2,088,420              --
                                                                                                               ---------------
                                                                                                                   84,863,656
                                                                                                               ---------------
   TURKEY 3.1%
   Arcelik AS, Br. ...........................                Household Durables                    4,183,860      24,080,887
   KOC Holding AS ............................             Industrial Conglomerates                 2,471,700      11,197,453
   Migros Turk TAS ...........................             Food & Staples Retailing                 1,654,402      14,006,820
(b)Petkim Petrokimya Holding AS ..............                    Chemicals                         1,722,000       8,696,324
   Tupras-Turkiye Petrol Rafineleri AS .......           Oil, Gas & Consumable Fuels                  946,600      16,661,285
   Turkiye Is Bankasi, C .....................                 Commercial Banks                     1,107,874       7,692,998
                                                                                                               ---------------
                                                                                                                   82,335,767
                                                                                                               ---------------
   UNITED KINGDOM 2.5%
   HSBC Holdings PLC .........................                 Commercial Banks                     2,644,030      43,012,586
   Provident Financial PLC ...................                 Consumer Finance                     2,168,230      23,972,495
                                                                                                               ---------------
                                                                                                                   66,985,081
                                                                                                               ---------------
   TOTAL COMMON STOCKS
    (COST $1,710,237,839) ....................                                                                  2,477,960,299
                                                                                                               ---------------


                                         Quarterly Statements of Investments | 7

TEMPLETON INSTITUTIONAL FUNDS, INC.

----------------------------------------------------------------------------------------------------------------------------------
    EMERGING MARKETS SERIES                                            INDUSTRY                     SHARES/RIGHTS       VALUE
----------------------------------------------------------------------------------------------------------------------------------
    PREFERRED STOCKS 5.8%
    BRAZIL 5.8%
    Banco Bradesco SA, ADR, pfd. .................                 Commercial Banks                      982,176   $   48,048,050
    Cia de Bebidas das Americas (AmBev), ADR,
      pfd. .......................................                    Beverages                          530,000       19,705,400
    Cia Vale do Rio Doce, ADR, pfd., A ...........                 Metals & Mining                       636,650       24,772,052
    Klabin SA, pfd. ..............................              Containers & Packaging                   543,000        1,119,989
    Petroleo Brasileiro SA, ADR, pfd. ............           Oil, Gas & Consumable Fuels                 741,487       47,269,796
    Suzano Bahia Sul Papel e Celulose SA,
      pfd., A ....................................             Paper & Forest Products                   960,237        5,403,540
    Usinas Siderurgicas de Minas Gerais SA,
      pfd., A ....................................                 Metals & Mining                       338,800        7,884,369
                                                                                                                   ---------------
    TOTAL PREFERRED STOCKS (COST $71,816,588) ....                                                                    154,203,196
                                                                                                                   ---------------


                                                                                                 ----------------
                                                                                                 PRINCIPAL AMOUNT
                                                                                                 ----------------
    SHORT TERM INVESTMENTS (COST $38,683,570) 1.4%
    UNITED STATES 1.4%
 (c)U.S. Treasury Bills, 10/06/05 - 12/29/05 ......                                                $  38,849,000       38,701,383
                                                                                                                   ---------------
    TOTAL INVESTMENTS (COST $1,820,737,997)
      100.0% ......................................                                                                 2,670,864,878
    OTHER ASSETS, LESS LIABILITIES 0.0%(d) ........                                                                       694,951
                                                                                                                   ---------------
    NET ASSETS 100.0% .............................                                                                $2,671,559,829
                                                                                                                   ===============

SEE SELECTED PORTFOLIO ABBREVIATIONS ON PAGE 25.

(a) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Directors. At September 30, 2005, the value of these securities was $21,310,811, representing 0.80% of net assets.

(b)   Non-income producing.

(c)   The security is traded on a discount basis with no stated coupon rate.

(d)   Rounds to less than 0.05% of net assets.


8 | See Notes to Statements of Investments.
  | Quarterly Statements of Investments

TEMPLETON INSTITUTIONAL FUNDS, INC.

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------
       FOREIGN EQUITY SERIES                                      INDUSTRY                          SHARES         VALUE
-----------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONT.94.8%)
       AUSTRALIA 2.9%
       Alumina Ltd. .........................                 Metals & Mining                      9,790,288   $  45,605,657
       AMP Ltd. .............................                    Insurance                         5,184,670      29,408,718
       National Australia Bank Ltd. .........                 Commercial Banks                     2,903,680      73,164,810
       Qantas Airways Ltd. ..................                     Airlines                        11,228,850      28,850,093
                                                                                                               --------------
                                                                                                                 177,029,278
                                                                                                               --------------
       BERMUDA 1.4%
       ACE Ltd. .............................                    Insurance                         1,108,930      52,197,335
       XL Capital Ltd., A ...................                    Insurance                           450,020      30,614,861
                                                                                                               --------------
                                                                                                                  82,812,196
                                                                                                               --------------
       CANADA 2.9%
       Alcan Inc. ...........................                 Metals & Mining                      1,066,343      33,825,204
       BCE Inc. .............................      Diversified Telecommunication Services          2,474,980      67,855,964
    (a)Celestica Inc. .......................        Electronic Equipment & Instruments                9,815         111,008
       Husky Energy Inc. ....................           Oil, Gas & Consumable Fuels                1,328,990      73,868,369
                                                                                                               --------------
                                                                                                                 175,660,545
                                                                                                               --------------
       CHINA 0.7%
       China Mobile (Hong Kong) Ltd., fgn. ..        Wireless Telecommunication Services           8,492,000      41,597,133
                                                                                                               --------------
       DENMARK 1.0%
       TDC AS ...............................      Diversified Telecommunication Services            531,490      28,594,523
(a),(b)Vestas Wind Systems AS, 144A .........               Electrical Equipment                   1,451,613      35,073,847
                                                                                                               --------------
                                                                                                                  63,668,370
                                                                                                               --------------
       FINLAND 2.5%
    (b)M-real OYJ, B, 144A ..................             Paper & Forest Products                  4,229,170      22,929,357
       Stora Enso OYJ, R (EUR/FIM Traded) ...             Paper & Forest Products                  1,673,625      23,016,770
       Stora Enso OYJ, R (SEK Traded) .......             Paper & Forest Products                  2,814,636      38,875,686
       UPM-Kymmene Corp. ....................             Paper & Forest Products                  3,278,200      65,616,020
                                                                                                               --------------
                                                                                                                 150,437,833
                                                                                                               --------------
       FRANCE 6.8%
       Accor SA .............................          Hotels, Restaurants & Leisure                 494,470      24,977,916
       AXA SA ...............................                    Insurance                         2,311,148      63,457,660
       France Telecom SA ....................      Diversified Telecommunication Services          1,347,380      38,679,836
       Michelin SA, B .......................                 Auto Components                      1,341,820      78,847,088
       Sanofi-Aventis .......................                 Pharmaceuticals                      1,106,500      91,450,129
       Sanofi-Aventis, ADR ..................                 Pharmaceuticals                          6,813         283,080
       Suez SA ..............................                 Multi-Utilities                      2,075,810      60,015,424
       Suez SA, ADR .........................                 Multi-Utilities                          7,250         210,395
       Total SA, B ..........................           Oil, Gas & Consumable Fuels                  201,687      55,062,413
                                                                                                               --------------
                                                                                                                 412,983,941
                                                                                                               --------------


                                         Quarterly Statements of Investments | 9

TEMPLETON INSTITUTIONAL FUNDS, INC.

-------------------------------------------------------------------------------------------------------------------------------
    FOREIGN EQUITY SERIES                                          INDUSTRY                           SHARES        VALUE
-------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    GERMANY 8.3%
    BASF AG ...................................                    Chemicals                           534,020   $  40,187,599
    BASF AG, ADR ..............................                    Chemicals                             6,430         484,822
    Bayer AG, Br. .............................                    Chemicals                         1,039,720      38,222,059
    Bayerische Motoren Werke AG ...............                   Automobiles                          885,310      41,496,246
    Celesio AG ................................         Health Care Providers & Services             1,178,552     102,958,951
    Deutsche Post AG ..........................             Air Freight & Logistics                  3,524,380      82,533,807
    E.ON AG ...................................                Electric Utilities                      956,750      88,102,339
    Merck KGaA ................................                 Pharmaceuticals                        392,017      32,941,417
 (b)Muenchener Rueckversicherungs-Gesellschaft,
     144A .....................................                    Insurance                           321,287      36,692,471
    Siemens AG ................................             Industrial Conglomerates                   489,750      37,768,636
                                                                                                                 --------------
                                                                                                                   501,388,347
                                                                                                                 --------------
    HONG KONG 2.2%
    Cheung Kong Holdings Ltd. .................                   Real Estate                        2,550,000      28,794,803
    Cheung Kong Holdings Ltd., ADR ............                   Real Estate                           31,535         354,393
    Hutchison Whampoa Ltd. ....................             Industrial Conglomerates                 5,342,550      55,266,690
    Hutchison Whampoa Ltd., ADR ...............             Industrial Conglomerates                     4,795         248,012
    Swire Pacific Ltd., A .....................                   Real Estate                        5,440,500      50,108,438
    Swire Pacific Ltd., B .....................                   Real Estate                          154,500         272,847
                                                                                                                 --------------
                                                                                                                   135,045,183
                                                                                                                 --------------
    INDIA 3.3%
    Housing Development Finance Corp. Ltd. ....            Thrifts & Mortgage Finance                3,668,470      86,768,851
    ICICI Bank Ltd. ...........................                 Commercial Banks                     4,935,848      67,415,228
    Satyam Computers Services Ltd. ............                   IT Services                        3,347,536      42,652,429
    Satyam Computers Services Ltd., ADR .......                   IT Services                           47,700       1,441,494
                                                                                                                 --------------
                                                                                                                   198,278,002
                                                                                                                 --------------
    ISRAEL 0.8%
 (a)Check Point Software Technologies Ltd. ....                     Software                         2,073,240      50,421,197
                                                                                                                 --------------
    ITALY 1.7%
    Eni SpA ...................................           Oil, Gas & Consumable Fuels                2,433,040      72,274,017
    Unicredito Italiano SpA ...................                 Commercial Banks                     5,363,030      30,237,318
                                                                                                                 --------------
                                                                                                                   102,511,335
                                                                                                                 --------------
    JAPAN 8.9%
    East Japan Railway Co. ....................                   Road & Rail                            6,228      35,557,216
    Fuji Photo Film Co. Ltd. ..................           Leisure Equipment & Products               1,053,900      34,727,630
    Hitachi Ltd. ..............................        Electronic Equipment & Instruments            6,516,000      41,277,568
    Hitachi Ltd., ADR .........................        Electronic Equipment & Instruments                2,275         144,212
    Mabuchi Motor Co. Ltd. ....................        Electronic Equipment & Instruments              650,600      32,100,088
    NEC Corp. .................................             Computers & Peripherals                  3,873,000      20,985,859
    NEC Corp., ADR ............................             Computers & Peripherals                     14,625          79,268
    Nintendo Co. Ltd. .........................                     Software                           416,100      48,538,890


10 | Quarterly Statements of Investments

TEMPLETON INSTITUTIONAL FUNDS, INC.

-----------------------------------------------------------------------------------------------------------------------------
FOREIGN EQUITY SERIES                                            INDUSTRY                      SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
JAPAN (CONT.)
Nippon Telegraph & Telephone Corp. ..........      Diversified Telecommunication Services             10,115   $  49,728,370
Nippon Telegraph & Telephone Corp., ADR .....      Diversified Telecommunication Services              6,815         169,148
Nomura Holdings Inc. ........................                 Capital Markets                      2,770,700      42,988,570
Ono Pharmaceutical Co. Ltd. .................                 Pharmaceuticals                        977,000      45,535,947
Seiko Epson Corp. ...........................             Computers & Peripherals                    922,000      23,720,176
Sompo Japan Insurance Inc. ..................                    Insurance                         6,208,000      82,208,141
Sony Corp. ..................................                Household Durables                    1,130,000      37,135,683
Sony Corp., ADR .............................                Household Durables                        4,405         146,202
Takeda Pharmaceutical Co. Ltd. ..............                 Pharmaceuticals                        763,500      45,473,657
                                                                                                               --------------
                                                                                                                 540,516,625
                                                                                                               --------------
MEXICO 1.0%
Telefonos de Mexico SA de CV (Telmex), L, ADR      Diversified Telecommunication Services          2,933,954      62,405,202
                                                                                                               --------------
NETHERLANDS 5.8%
Akzo Nobel NV, ADR ..........................                    Chemicals                             5,290         230,909
ING Groep NV ................................                 Capital Markets                      2,548,410      75,915,560
ING Groep NV, ADR ...........................                 Capital Markets                         12,965         386,227
Koninklijke Philips Electronics NV ..........                Household Durables                    2,954,061      78,517,851
Koninklijke Philips Electronics NV, N.Y. shs.                Household Durables                       11,935         318,426
SBM Offshore NV .............................           Energy Equipment & Services                  603,625      50,360,135
Unilever NV .................................                  Food Products                       1,093,340      77,744,592
Unilever NV, N.Y. shs. ......................                  Food Products                           2,540         181,483
VNU NV ......................................                      Media                           1,211,760      38,093,292
Wolters Kluwer NV ...........................                      Media                           1,499,375      27,902,391
                                                                                                               --------------
                                                                                                                 349,650,866
                                                                                                               --------------
NORWAY 0.8%
Telenor ASA .................................      Diversified Telecommunication Services          5,272,050      47,109,983
                                                                                                               --------------
PORTUGAL 0.7%
Portugal Telecom SGPS SA ....................      Diversified Telecommunication Services          4,496,290      41,079,780
                                                                                                               --------------
SINGAPORE 0.9%
DBS Group Holdings Ltd. .....................                 Commercial Banks                     5,624,185      52,514,330
DBS Group Holdings Ltd., ADR ................                 Commercial Banks                         7,605         284,038
                                                                                                               --------------
                                                                                                                  52,798,368
                                                                                                               --------------
SOUTH AFRICA 0.6%
Sappi Ltd. ..................................             Paper & Forest Products                  3,237,666      38,022,865
                                                                                                               --------------
SOUTH KOREA 6.4%
Kookmin Bank ................................                 Commercial Banks                       900,573      53,076,415
Kookmin Bank, ADR ...........................                 Commercial Banks                       216,498      12,827,507
Korea Electric Power Corp. ..................                Electric Utilities                    1,146,540      39,115,308
Korea Electric Power Corp., ADR .............                Electric Utilities                       12,195         215,974
KT Corp., ADR ...............................      Diversified Telecommunication Services            903,955      20,338,988


                                        Quarterly Statements of Investments | 11

TEMPLETON INSTITUTIONAL FUNDS, INC.

-----------------------------------------------------------------------------------------------------------------------------
   FOREIGN EQUITY SERIES                                        INDUSTRY                           SHARES          VALUE
-----------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   SOUTH KOREA (CONT.)
   LG Electronics Inc. ......................                Household Durables                      938,340   $  62,855,741
   POSCO ....................................                 Metals & Mining                        224,020      50,235,438
   POSCO, ADR ...............................                 Metals & Mining                          4,080         230,765
   Samsung Electronics Co. Ltd. .............     Semiconductors & Semiconductor Equipment           270,520     152,434,844
                                                                                                               --------------
                                                                                                                 391,330,980
                                                                                                               --------------
   SPAIN 5.5%
(b)Banco Santander Central Hispano SA, 144A .                 Commercial Banks                     4,618,890      60,690,118
   Endesa SA ................................                Electric Utilities                    1,635,640      43,789,314
   Iberdrola SA, Br. ........................                Electric Utilities                    2,011,074      56,209,692
   Repsol YPF SA ............................           Oil, Gas & Consumable Fuels                2,520,610      81,693,169
   Telefonica SA ............................      Diversified Telecommunication Services          5,433,139      88,958,638
   Telefonica SA, ADR .......................      Diversified Telecommunication Services              8,892         438,553
                                                                                                               --------------
                                                                                                                 331,779,484
                                                                                                               --------------
   SWEDEN 7.0%
   Atlas Copco AB, A ........................                    Machinery                         4,621,920      89,492,313
   Autoliv Inc. .............................                 Auto Components                        830,940      36,145,890
   Autoliv Inc., IDR ........................                 Auto Components                          9,100         394,687
   Electrolux AB, B .........................                Household Durables                    2,311,080      54,145,661
   Foreningssparbanken AB, A ................                 Commercial Banks                     1,405,980      34,029,257
   Nordea Bank AB, FDR ......................                 Commercial Banks                     8,593,898      85,542,262
   Securitas AB, B ..........................          Commercial Services & Supplies              1,926,540      29,842,233
   Svenska Cellulosa AB, B ..................             Paper & Forest Products                  1,294,903      45,381,529
   Volvo AB, B ..............................                    Machinery                         1,227,585      53,480,739
                                                                                                               --------------
                                                                                                                 428,454,571
                                                                                                               --------------
   SWITZERLAND 3.4%
   Adecco SA ................................          Commercial Services & Supplies              1,031,040      47,080,907
   Lonza Group AG ...........................                    Chemicals                           420,110      24,799,230
   Nestle SA ................................                  Food Products                         267,320      78,280,301
   Nestle SA, ADR ...........................                  Food Products                           2,310         169,112
   Swiss Reinsurance Co. ....................                    Insurance                           871,120      57,210,894
   Swiss Reinsurance Co., ADR ...............                    Insurance                             3,295         216,400
   UBS AG ...................................                 Capital Markets                          4,755         406,553
                                                                                                               --------------
                                                                                                                 208,163,397
                                                                                                               --------------
   TAIWAN 0.8%
   Chunghwa Telecom Co. Ltd., ADR ...........      Diversified Telecommunication Services          1,223,460      22,646,245
(b)Compal Electronics Inc., GDR, 144A .......             Computers & Peripherals                  4,162,316      20,728,334
   Compal Electronics Inc., GDR, Reg S ......             Computers & Peripherals                  1,103,174       5,493,806
                                                                                                               --------------
                                                                                                                  48,868,385
                                                                                                               --------------


12 | Quarterly Statements of Investments

TEMPLETON INSTITUTIONAL FUNDS, INC.

------------------------------------------------------------------------------------------------------------------------------
   FOREIGN EQUITY SERIES                                        INDUSTRY                           SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   UNITED KINGDOM 18.2%
   Amvescap PLC .............................                 Capital Markets                      3,236,560   $   21,002,541
   BAE Systems PLC ..........................               Aerospace & Defense                    5,617,238       34,024,356
   BHP Billiton PLC .........................                 Metals & Mining                      2,061,391       33,296,317
   BP PLC ...................................           Oil, Gas & Consumable Fuels                4,940,110       58,669,795
(a)British Airways PLC ......................                     Airlines                         9,058,170       46,760,347
(a)British Airways PLC, ADR .................                     Airlines                             8,225          425,397
   British Sky Broadcasting Group PLC .......                      Media                           6,149,950       60,783,759
   Cadbury Schweppes PLC ....................                  Food Products                       5,278,910       53,245,222
   Compass Group PLC ........................          Hotels, Restaurants & Leisure              14,860,370       54,046,047
   GKN PLC ..................................                 Auto Components                      3,732,700       19,400,693
   GlaxoSmithKline PLC ......................                 Pharmaceuticals                      2,786,240       70,847,436
   HSBC Holdings PLC ........................                 Commercial Banks                     3,254,421       52,942,312
   HSBC Holdings PLC, ADR ...................                 Commercial Banks                         3,790          307,862
   National Grid PLC ........................                Electric Utilities                    4,010,399       37,621,800
   Pearson PLC ..............................                      Media                           3,511,000       40,799,665
   Rentokil Initial PLC .....................          Commercial Services & Supplies              6,043,130       17,636,008
(a)Rolls-Royce Group PLC ....................               Aerospace & Defense                   13,555,704       89,279,764
   Royal Bank of Scotland Group PLC .........                 Commercial Banks                     2,923,660       82,951,313
   Royal Dutch Shell PLC, B, ADR ............           Oil, Gas & Consumable Fuels                1,415,307       97,472,193
   Shire Pharmaceuticals Group PLC ..........                 Pharmaceuticals                      2,293,320       27,882,986
   Shire Pharmaceuticals Group PLC, ADR .....                 Pharmaceuticals                          8,590          317,744
   Smiths Group PLC .........................             Industrial Conglomerates                 2,980,820       50,407,448
   Standard Chartered PLC ...................                 Commercial Banks                     2,715,610       58,564,469
   Vodafone Group PLC .......................       Wireless Telecommunication Services           25,749,330       66,972,777
   Yell Group PLC ...........................                      Media                           3,309,540       27,910,201
                                                                                                               ---------------
                                                                                                                1,103,568,452
                                                                                                               ---------------
   UNITED STATES 0.3%
   News Corp., A ............................                      Media                           1,089,919       16,991,837
                                                                                                               ---------------
   TOTAL COMMON STOCKS
    (COST $3,714,705,393) ...................                                                                   5,752,574,155
                                                                                                               ---------------
   PREFERRED STOCKS (COST $99,850) 0.0%(c)
   BRAZIL 0.0%(c)
   Cia Vale do Rio Doce, ADR, pfd., A .......                 Metals & Mining                         11,115          432,485
                                                                                                               ---------------


                                        Quarterly Statements of Investments | 13

TEMPLETON INSTITUTIONAL FUNDS, INC.

---------------------------------------------------------------------------------------
   FOREIGN EQUITY SERIES                                SHARES                VALUE
---------------------------------------------------------------------------------------
   SHORT TERM INVESTMENTS 6.0%
   UNITED STATES 6.0%
(d)Franklin Institutional Fiduciary Trust Money
      Market Portfolio ..........................       112,551,948    $   112,551,948


                                                   ----------------
                                                   PRINCIPAL AMOUNT
                                                   ----------------
(e)U.S. Treasury Bills, 11/10/05 - 12/29/05 .....   $   256,000,000        254,494,330
                                                                       ----------------
   TOTAL SHORT TERM INVESTMENTS
      (COST $366,964,910) .......................                          367,046,278
                                                                       ----------------
   TOTAL INVESTMENTS (COST $4,081,770,153)
      100.8% ....................................                        6,120,052,918
   OTHER ASSETS, LESS LIABILITIES (0.8)% ........                          (49,097,230)
                                                                       ----------------
   NET ASSETS 100.0% ............................                      $ 6,070,955,688
                                                                       ================

CURRENCY ABBREVIATIONS:

EUR - Euro
FIM - Finnish Markka
SEK - Swedish Krona

SEE SELECTED PORTFOLIO ABBREVIATIONS ON PAGE 25.

(a)   Non-income producing.

(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Directors. At September 30, 2005, the value of these securities was $176,114,127, representing 2.90% of net assets.

(c)   Rounds to less than 0.05% of net assets.

(d) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.

(e)   The security is traded on a discount basis with no stated coupon rate.


14 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

TEMPLETON INSTITUTIONAL FUNDS, INC.

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------------------
       FOREIGN SMALLER COMPANIES SERIES                            INDUSTRY                      SHARES/RIGHTS       VALUE
-------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS 89.8%
       AUSTRALIA 6.3%
       Billabong International Ltd. ...........         Textiles Apparel & Luxury Goods                 87,656   $     872,116
       Downer EDI Ltd. ........................          Commercial Services & Supplies                347,038       1,598,071
       Iluka Resources Ltd. ...................                 Metals & Mining                        396,022       2,647,896
       Mayne Group Ltd. .......................         Health Care Providers & Services               239,900         983,999
       PaperlinX Ltd. .........................             Paper & Forest Products                    513,273       1,236,566
       Promina Group Ltd. .....................                    Insurance                           233,590         890,443
                                                                                                                 --------------
                                                                                                                     8,229,091
                                                                                                                 --------------
       BAHAMAS 0.5%
    (a)Steiner Leisure Ltd. ...................          Diversified Consumer Services                  21,090         716,427
                                                                                                                 --------------
       BELGIUM 1.1%
         Barco NV .............................        Electronic Equipment & Instruments               18,480       1,426,255
                                                                                                                 --------------
       BRAZIL 0.6%
(a),(b)Lojas Renner SA, 144A ..................                 Multiline Retail                        32,400         799,031
                                                                                                                 --------------
       CANADA 11.7%
       CAE Inc. ...............................               Aerospace & Defense                      261,920       1,763,118
       Domtar Inc. ............................             Paper & Forest Products                    103,950         668,423
    (a)GSI Companies Inc. .....................        Electronic Equipment & Instruments              149,050       1,547,338
       Laurentian Bank of Canada ..............                 Commercial Banks                        44,160       1,178,791
       Legacy Hotels ..........................                   Real Estate                          204,730       1,233,632
       Linamar Corp. ..........................                 Auto Components                        106,490       1,475,845
       MDS Inc. ...............................         Health Care Providers & Services               115,390       2,073,981
       North West Company Fund ................          Diversified Financial Services                 54,150       1,439,867
    (a)Open Text Corp. ........................           Internet Software & Services                  61,600         866,971
    (a)Precision Drilling Corp. ...............           Energy Equipment & Services                   28,080       1,382,850
       Quebecor World Inc. ....................          Commercial Services & Supplies                 70,980       1,331,982
       Transcontinental Inc., B ...............          Commercial Services & Supplies                 25,630         480,300
                                                                                                                 --------------
                                                                                                                    15,443,098
                                                                                                                 --------------
       CHINA 5.1%
       BYD Co. Ltd., H ..........................               Electrical Equipment                     8,000          12,787
       China Oilfield Services Ltd. .............           Energy Equipment & Services              3,454,000       1,424,761
    (a)China Pharmaceutical Group Ltd. ..........                 Pharmaceuticals                    3,168,000         600,306
       China Power International Development Ltd.   Independent Power Producers & Energy Traders       338,000         114,371
       China Resources Power Co. Ltd. ...........   Independent Power Producers & Energy Traders     2,036,000       1,299,131
       People's Food Holdings Ltd. ..............                  Food Products                     1,948,000       1,266,318
       TCL Multimedia Technology Holdings Ltd. ..                Household Durables                  4,116,000         764,025
       Travelsky Technology Ltd., H .............                   IT Services                        599,000         540,499
       Weiqiao Textile Co. Ltd. .................         Textiles Apparel & Luxury Goods              488,500         642,295
                                                                                                                 --------------
                                                                                                                     6,664,493
                                                                                                                 --------------
       DENMARK 1.5%
(a),(b)Vestas Wind Systems AS, 144A ..............               Electrical Equipment                   83,180       2,009,794
                                                                                                                 --------------
       FINLAND 4.9%
       Amer Sports Corp. Ltd. ...................           Leisure Equipment & Products               109,180       2,084,269
       Huhtamaki OYJ ............................              Containers & Packaging                   67,870       1,076,991


                                        Quarterly Statements of Investments | 15

TEMPLETON INSTITUTIONAL FUNDS, INC.

----------------------------------------------------------------------------------------------------------------------------------
    FOREIGN SMALLER COMPANIES SERIES                                  INDUSTRY                      SHARES/RIGHTS      VALUE
----------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    FINLAND (CONT.)
    KCI Konecranes International PLC .............                    Machinery                            10,390   $     480,880
    Metso OYJ ....................................                    Machinery                            54,280       1,377,489
    Orion OYJ, B .................................                 Pharmaceuticals                         64,570       1,439,908
                                                                                                                    --------------
                                                                                                                        6,459,537
                                                                                                                    --------------
    GERMANY 2.3%
    Celesio AG ...................................         Health Care Providers & Services                 5,490         479,609
 (a)Jenoptik AG ..................................     Semiconductors & Semiconductor Equipment           111,270       1,038,006
    Vossloh AG ...................................                    Machinery                            28,030       1,467,478
                                                                                                                    --------------
                                                                                                                        2,985,093
                                                                                                                    --------------
    HONG KONG 6.8%
    Asia Satellite Telecommunications
     Holdings Ltd. ................................     Diversified Telecommunication Services            314,000         595,000
    Dah Sing Financial Holdings Ltd. ..............                Commercial Banks                       137,600         922,341
    Fountain Set Holdings Ltd. ....................        Textiles Apparel & Luxury Goods              1,400,000         681,263
    Giordano International Ltd. ...................                Specialty Retail                     1,694,000       1,168,253
    Hang Lung Group Ltd. ..........................                  Real Estate                          355,000         684,131
    Hopewell Holdings Ltd. ........................         Transportation Infrastructure                 384,000       1,012,265
    Lerado Group Holdings Co. Ltd. ................          Leisure Equipment & Products               3,815,186         304,914
    Ngai Lik Industrial Holding Ltd. ..............               Household Durables                    2,832,000         357,758
    Techtronic Industries Co. Ltd. ................               Household Durables                      680,000       1,739,960
    Texwinca Holdings Ltd. ........................        Textiles Apparel & Luxury Goods                667,000         455,692
    Yue Yuen Industrial Holdings Ltd. .............        Textiles Apparel & Luxury Goods                394,000       1,081,797
                                                                                                                    --------------
                                                                                                                        9,003,374
                                                                                                                    --------------
    INDIA 1.6%
    Satyam Computers Services Ltd. ................                  IT Services                           70,113         893,341
    Tata Motors Ltd., ADR .........................                   Machinery                            96,770       1,193,174
                                                                                                                    --------------
                                                                                                                        2,086,515
                                                                                                                    --------------
    INDONESIA 0.5%
    PT Indosat TBK ................................     Diversified Telecommunication Services          1,215,400         625,400
                                                                                                                    --------------
    ISRAEL 1.3%
 (a)Orbotech Ltd. .................................        Electronic Equipment & Instruments              67,430       1,687,099
                                                                                                                    --------------
    JAPAN 5.0%
    Japan Airport Terminal Co. Ltd. ...............          Transportation Infrastructure                 80,000         775,330
    Meitec Corp. ..................................          Commercial Services & Supplies                51,500       1,647,092
    Sangetsu Co. Ltd. .............................                Household Durables                      29,300         744,762
    Sohgo Security Services Co. Ltd. ..............          Commercial Services & Supplies               130,100       1,905,077
    Tokyo Individualized Educational Institute Inc.          Diversified Consumer Services                168,840       1,499,478
                                                                                                                    --------------
                                                                                                                        6,571,739
                                                                                                                    --------------
    LUXEMBOURG 0.4%
 (a)Thiel Logistik AG .............................                   IT Services                         149,260         516,769
                                                                                                                    --------------


16 | Quarterly Statements of Investments

TEMPLETON INSTITUTIONAL FUNDS, INC.

------------------------------------------------------------------------------------------------------------------------------------
       FOREIGN SMALLER COMPANIES SERIES                                 INDUSTRY                      SHARES/RIGHTS       VALUE
------------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONT.)
       MEXICO 1.0%
       Grupo Aeroportuario del Sureste SA de CV, ADR          Transportation Infrastructure                  31,810   $   1,269,219
                                                                                                                      --------------

       NETHERLANDS 8.2%
       Aalberts Industries NV ......................             Industrial Conglomerates                    34,657       1,835,258
       Arcadis NV ..................................            Construction & Engineering                   17,400         468,343
    (a)Draka Holding NV ............................               Electrical Equipment                      88,180       1,351,576
(a),(b)Draka Holding NV, 144A ......................               Electrical Equipment                      15,715         240,871
       Imtech NV ...................................            Construction & Engineering                   38,000       1,279,092
       Oce NV ......................................                Office Electronics                       49,460         774,745
       OPG Groep NV ................................         Health Care Providers & Services                24,110       1,833,234
       SBM Offshore NV .............................           Energy Equipment & Services                   12,950       1,080,412
       Vedior NV ...................................          Commercial Services & Supplies                132,640       1,881,554
                                                                                                                      --------------
                                                                                                                         10,745,085
                                                                                                                      --------------
       NORWAY 1.0%
       Prosafe ASA .................................           Energy Equipment & Services                   33,920       1,269,403
                                                                                                                      --------------
       RUSSIA 0.5%
(a),(b)Pyaterochka Holding NV, GDR, 144A ...........             Food & Staples Retailing                    36,528         736,039
                                                                                                                      --------------
       SINGAPORE 1.8%
       Huan Hsin Holdings Ltd. .....................        Electronic Equipment & Instruments            1,516,000         519,623
       OSIM International Ltd. .....................                 Specialty Retail                       977,800         826,318
       Venture Corp. Ltd. ..........................        Electronic Equipment & Instruments               55,000         471,294
       Want Want Holdings Ltd. .....................                  Food Products                         496,000         510,880
                                                                                                                      --------------
                                                                                                                          2,328,115
                                                                                                                      --------------
       SOUTH KOREA 5.4%
       Bank of Pusan ...............................                 Commercial Banks                       186,080       2,023,966
       Dae Duck Electronics Co. Ltd. ...............        Electronic Equipment & Instruments                7,700          76,742
       Daegu Bank Co. Ltd. .........................                 Commercial Banks                       163,580       1,990,863
       Halla Climate Control Co. Ltd. ..............                 Auto Components                        118,420       1,157,531
       Hansol Paper Co. Ltd. .......................             Paper & Forest Products                    158,770       1,901,893
                                                                                                                      --------------
                                                                                                                          7,150,995
                                                                                                                      --------------
       SPAIN 1.8%
       Sol Melia SA ................................          Hotels, Restaurants & Leisure                  91,738       1,266,052
       Transportes Azkar SA ........................             Air Freight & Logistics                    137,090       1,107,478
                                                                                                                      --------------
                                                                                                                          2,373,530
                                                                                                                      --------------
       SWEDEN 2.6%
       D. Carnegie & Co. AB ........................                 Capital Markets                        115,310       1,481,024
       Kungsleden AB ...............................                   Real Estate                           45,840       1,227,820
    (a)Kungsleden AB, rts., 10/18/05 ...............                   Real Estate                           45,840          89,350
       Observer AB .................................          Commercial Services & Supplies                150,010         588,662
                                                                                                                      --------------
                                                                                                                          3,386,856
                                                                                                                      --------------


                                        Quarterly Statements of Investments | 17

TEMPLETON INSTITUTIONAL FUNDS, INC.

-----------------------------------------------------------------------------------------------------------------------------
   FOREIGN SMALLER COMPANIES SERIES                              INDUSTRY                      SHARES/RIGHTS       VALUE
-----------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   SWITZERLAND 3.9%
   Gurit Heberlein AG, Br. ..................                    Chemicals                             1,340   $   1,268,302
(a)Kuoni Reisen Holding AG, B ...............          Hotels, Restaurants & Leisure                   2,590       1,038,602
   SIG Holding AG ...........................                    Machinery                             4,010       1,021,671
   Verwaltungs-und Privat-Bank AG ...........                 Capital Markets                          3,601         592,631
   Vontobel Holding AG ......................                 Capital Markets                         40,680       1,170,817
                                                                                                               --------------
                                                                                                                   5,092,023
                                                                                                               --------------
   TAIWAN 4.8%
   AcBel Polytech Inc. ......................               Electrical Equipment                   1,779,988         895,747
   D-Link Corp. .............................             Communications Equipment                 1,932,200       2,002,913
   Fu Sheng Industrial Co. Ltd. .............             Industrial Conglomerates                   880,200         968,113
   Giant Manufacturing Co. ..................           Leisure Equipment & Products                 515,000         865,950
   KYE Systems Corp. ........................             Computers & Peripherals                  1,234,840         904,209
   Taiwan Fu Hsing ..........................                Building Products                       617,110         681,535
                                                                                                               --------------
                                                                                                                   6,318,467
                                                                                                               --------------
   THAILAND 2.2%
   BEC World Public Co. Ltd., fgn. ..........                      Media                           1,598,200         587,960
   Glow Energy Public Co. Ltd. ..............   Independent Power Producers & Energy Traders         651,300         353,855
(b)Glow Energy Public Co. Ltd., fgn., 144A ..   Independent Power Producers & Energy Traders       1,271,300         690,705
(a)Total Access Communication Public Co. Ltd.       Wireless Telecommunication Services              410,000       1,320,200
                                                                                                               --------------
                                                                                                                   2,952,720
                                                                                                               --------------
   UNITED KINGDOM 7.0%
   Bodycote International PLC ...............                    Machinery                           441,480       1,689,317
(b)Bodycote International PLC, 144A .........                    Machinery                            35,200         134,692
(a)Cambridge Antibody Technology Group PLC ..                  Biotechnology                          61,025         795,768
   DS Smith PLC .............................              Containers & Packaging                    360,250         960,815
(a)Electrocomponents PLC ....................        Electronic Equipment & Instruments               85,280         365,797
   Game Group PLC ...........................                 Specialty Retail                       908,410       1,369,583
   Homeserve PLC ............................          Commercial Services & Supplies                 69,716       1,357,194
   John Wood Group ..........................           Energy Equipment & Services                  353,390       1,308,621
   Yule Catto & Company PLC .................                    Chemicals                           251,110       1,167,876
                                                                                                               --------------
                                                                                                                   9,149,663
                                                                                                               --------------
   TOTAL COMMON STOCKS (COST $93,430,620) ...                                                                    117,995,830
                                                                                                               --------------
   PREFERRED STOCKS 1.2%
   BRAZIL 0.4%
   Aracruz Celulose SA, ADR, pfd. ...........             Paper & Forest Products                     13,370         542,555
                                                                                                               --------------
   GERMANY 0.8%
   Hugo Boss AG, pfd. .......................         Textiles Apparel & Luxury Goods                 29,430       1,021,403
                                                                                                               --------------
   TOTAL PREFERRED STOCKS (COST $847,627) ...                                                                      1,563,958
                                                                                                               --------------


18 | Quarterly Statements of Investments

TEMPLETON INSTITUTIONAL FUNDS, INC.

----------------------------------------------------------------------------------------
   FOREIGN SMALLER COMPANIES SERIES                   PRINCIPAL AMOUNT       VALUE
----------------------------------------------------------------------------------------
   SHORT TERM INVESTMENTS (COST $11,704,980) 8.9%
   UNITED STATES 8.9%
(c)U.S. Treasury Bills, 11/03/05 - 12/29/05 .......    $   11,777,000    $   11,709,945
                                                                         ---------------
   TOTAL INVESTMENTS (COST $105,983,227) 99.9% ....                         131,269,733
   OTHER ASSETS, LESS LIABILITIES 0.1% ............                             182,563
                                                                         ---------------
   NET ASSETS 100.0% ..............................                      $  131,452,296
                                                                         ===============

SEE SELECTED PORTFOLIO ABBREVIATIONS ON PAGE 25.

(a)   Non-income producing.

(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Directors. At September 30, 2005, the value of these securities was $4,611,132, representing 3.51% of net assets.

(c)   The security is traded on a discount basis with no stated coupon rate.

                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 19

TEMPLETON INSTITUTIONAL FUNDS, INC.

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------
       NON-U.S. CORE EQUITY SERIES                               INDUSTRY                      SHARES/RIGHTS       VALUE
-----------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS 96.0%
       AUSTRALIA 4.4%
       AMP Ltd. .............................                    Insurance                             1,370   $       7,771
       CSL Ltd. .............................                  Biotechnology                             500          14,638
       Macquarie Bank Ltd. ..................                 Capital Markets                            600          34,468
       Qantas Airways Ltd. ..................                     Airlines                             4,970          12,769
       QBE Insurance Group Ltd. .............                    Insurance                             1,000          14,242
       Sonic Healthcare Ltd. ................         Health Care Providers & Services                 1,500          17,726
       St. George Bank Ltd. .................                 Commercial Banks                         1,500          31,895
                                                                                                               --------------
                                                                                                                     133,509
                                                                                                               --------------
       AUSTRIA 1.0%
       Erste Bank der Oester Sparkassen AG ..                 Commercial Banks                           600          32,097
                                                                                                               --------------
       BERMUDA 1.0%
       ACE Ltd. .............................                    Insurance                               640          30,125
                                                                                                               --------------
       BRAZIL 0.5%
       Companhia Siderurgica Nacional SA, ADR                 Metals & Mining                            600          13,932
                                                                                                               --------------
       CANADA 4.4%
       Alcan Inc. ...........................                 Metals & Mining                            300           9,516
       DiBCE Inc. ...........................       versified Telecommunication Services               1,060          29,062
       Cameco Corp. .........................           Oil, Gas & Consumable Fuels                      400          21,355
    (a)Cognos Inc. ..........................                     Software                               500          19,355
       Encana Corp. .........................           Oil, Gas & Consumable Fuels                      600          35,044
       Talisman Energy Inc. .................           Oil, Gas & Consumable Fuels                      400          19,585
                                                                                                               --------------
                                                                                                                     133,917
                                                                                                               --------------
       CHINA 1.1%
       China Mobile (Hong Kong) Ltd., fgn. ..       Wireless Telecommunication Services                4,450          21,798
       Huaneng Power International Inc., H ..   Independent Power Producers & Energy Traders          15,000          11,118
                                                                                                               --------------
                                                                                                                      32,916
                                                                                                               --------------
       DENMARK 0.6%
       TDC AS ...............................      Diversified Telecommunication Services                140           7,532
(a),(b)Vestas Wind Systems AS, 144A .........               Electrical Equipment                         493          11,912
                                                                                                               --------------
                                                                                                                      19,444
                                                                                                               --------------
       FINLAND 0.8%
       Stora Enso OYJ, R (EUR/FIM Traded) ...             Paper & Forest Products                      1,820          25,030
                                                                                                               --------------
       FRANCE 4.7%
       Accor SA .............................          Hotels, Restaurants & Leisure                     140           7,072
       AXA SA ...............................                    Insurance                               610          16,749
       Essilor International SA .............         Health Care Equipment & Supplies                   200          16,566
       France Telecom SA ....................      Diversified Telecommunication Services                360          10,335
       Michelin SA, B .......................                 Auto Components                            530          31,143
       Sanofi-Aventis .......................                 Pharmaceuticals                            330          27,274
       Suez SA ..............................                 Multi-Utilities                          1,190          34,405
                                                                                                               --------------
                                                                                                                     143,544
                                                                                                               --------------


20 | Quarterly Statements of Investments

TEMPLETON INSTITUTIONAL FUNDS, INC.

-----------------------------------------------------------------------------------------------------------------------------
   NON-U.S. CORE EQUITY SERIES                                   INDUSTRY                      SHARES/RIGHTS       VALUE
-----------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   GERMANY 6.8%
   BASF AG ..................................                    Chemicals                               140   $      10,536
   Bayer AG, Br. ............................                    Chemicals                               280          10,293
   Bayerische Motoren Werke AG ..............                   Automobiles                              460          21,561
   Celesio AG ...............................         Health Care Providers & Services                   460          40,186
   Deutsche Post AG .........................             Air Freight & Logistics                      1,520          35,595
   E.ON AG ..................................                Electric Utilities                          260          23,942
   Puma AG ..................................         Textiles Apparel & Luxury Goods                     80          21,645
   SAP AG ...................................                     Software                               200          34,622
   Siemens AG ...............................             Industrial Conglomerates                       130          10,025
                                                                                                               --------------
                                                                                                                     208,405
                                                                                                               --------------
   GREECE 0.8%
   National Bank of Greece SA ...............                 Commercial Banks                           600          24,019
                                                                                                               --------------
   HONG KONG 4.2%
   Esprit Holdings ..........................                 Specialty Retail                         6,000          44,859
   Sun Hung Kai Properties Ltd. .............                   Real Estate                            3,500          36,251
   Swire Pacific Ltd., A ....................                   Real Estate                            3,000          27,631
   Television Broadcasts Ltd. ...............                      Media                               3,000          18,350
                                                                                                               --------------
                                                                                                                     127,091
                                                                                                               --------------
   IRISH REPUBLIC 0.9%
   Anglo Irish Bank Corp. PLC ...............                 Commercial Banks                         2,000          27,169
   ISRAEL 1.8%                                                                                                 --------------
(a)Check Point Software Technologies Ltd. ...                     Software                             1,160          28,211
   Teva Pharmaceutical Industries Ltd., ADR .                 Pharmaceuticals                            800          26,736
                                                                                                               --------------
                                                                                                                      54,947
                                                                                                               --------------
   ITALY 3.1%
   Arnoldo Mondadori Editore SpA ............                      Media                               1,500          15,030
   Eni SpA ..................................           Oil, Gas & Consumable Fuels                      652          19,368
   Luxottica Group SpA, ADR .................         Textiles Apparel & Luxury Goods                    700          17,437
   Saipem SpA ...............................           Energy Equipment & Services                    2,000          33,732
   Unicredito Italiano SpA ..................                 Commercial Banks                         1,432           8,074
                                                                                                               --------------
                                                                                                                      93,641
                                                                                                               --------------
   JAPAN 11.9%
   Aiful Corp. ..............................                 Consumer Finance                           500          41,894
   Asahi Glass Co. Ltd. .....................                Building Products                         3,000          31,480
   East Japan Railway Co. ...................                   Road & Rail                                5          28,546
   Fast Retailing Co. Ltd. ..................                 Specialty Retail                           200          15,172
   Fuji Photo Film Co. Ltd. .................           Leisure Equipment & Products                     300           9,885
   KAO Corp. ................................                Household Products                          500          12,313
   Mabuchi Motor Co. Ltd. ...................        Electronic Equipment & Instruments                  100           4,934
   Mitsui Fudosan Co. Ltd. ..................                   Real Estate                            3,000          45,119
   Nintendo Co. Ltd. ........................                     Software                               100          11,665
   Nippon Electric Glass Co. Ltd. ...........        Electronic Equipment & Instruments                1,000          18,018
   Nippon Telegraph & Telephone Corp. .......      Diversified Telecommunication Services                  6          29,498


                                        Quarterly Statements of Investments | 21

TEMPLETON INSTITUTIONAL FUNDS, INC.

--------------------------------------------------------------------------------------------------------------------------------
   NON-U.S. CORE EQUITY SERIES                                      INDUSTRY                      SHARES/RIGHTS       VALUE
--------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   JAPAN (CONT.)
   Seiko Epson Corp. ...........................             Computers & Peripherals                        400   $      10,291
   Sompo Japan Insurance Inc. ..................                    Insurance                             4,000          52,969
   Sony Corp. ..................................                Household Durables                          900          29,577
   Takeda Pharmaceutical Co. Ltd. ..............                 Pharmaceuticals                            200          11,912
   Trend Micro Inc. ............................                     Software                               400          12,652
                                                                                                                  --------------
                                                                                                                        365,925
                                                                                                                  --------------
   MEXICO 2.8%
   America Movil SA de CV, L, ADR ..............       Wireless Telecommunication Services                1,200          31,584
   Grupo Financiero Banorte SA de CV, O ........                 Commercial Banks                         3,000          26,796
   Telefonos de Mexico SA de CV (Telmex), L, ADR      Diversified Telecommunication Services              1,300          27,651
                                                                                                                  --------------
                                                                                                                         86,031
                                                                                                                  --------------
   NETHERLANDS 5.7%
   Akzo Nobel NV ...............................                    Chemicals                               630          27,469
   ING Groep NV ................................                 Capital Markets                          1,290          38,428
   Koninklijke Philips Electronics NV ..........                Household Durables                        1,130          30,035
   SBM Offshore NV .............................           Energy Equipment & Services                      810          67,578
   VNU NV ......................................                      Media                                 320          10,060
                                                                                                                  --------------
                                                                                                                        173,570
                                                                                                                  --------------
   NORWAY 1.8%
   Norske Skogindustrier ASA, A ................             Paper & Forest Products                      1,340          19,803
(a)Norske Skogindustrier ASA, rts., 10/13/05 ...             Paper & Forest Products                      1,340           2,347
   Telenor ASA .................................      Diversified Telecommunication Services              3,580          31,990
                                                                                                                  --------------
                                                                                                                         54,140
                                                                                                                  --------------
   PORTUGAL 0.7%
   Portugal Telecom SGPS SA ....................      Diversified Telecommunication Services              2,310          21,105
                                                                                                                  --------------
   RUSSIA 0.7%
   Lukoil Holdings, ADR ........................           Oil, Gas & Consumable Fuels                      400          23,116
                                                                                                                  --------------
   SINGAPORE 0.6%
   DBS Group Holdings Ltd. .....................                 Commercial Banks                         2,000          18,674
                                                                                                                  --------------
   SOUTH AFRICA 0.3%
   Sappi Ltd. ..................................             Paper & Forest Products                        872          10,241
                                                                                                                  --------------
   SOUTH KOREA 3.4%
   Kookmin Bank, ADR ...........................                 Commercial Banks                           740          43,845
   KT Corp., ADR ...............................      Diversified Telecommunication Services              1,100          24,750
(b)Samsung Electronics Co. Ltd., GDR, 144A .....     Semiconductors & Semiconductor Equipment               130          36,855
                                                                                                                  --------------
                                                                                                                        105,450
                                                                                                                  --------------


22 | Quarterly Statements of Investments

TEMPLETON INSTITUTIONAL FUNDS, INC.

----------------------------------------------------------------------------------------------------------------------------------
   NON-U.S. CORE EQUITY SERIES                                         INDUSTRY                     SHARES/RIGHTS      VALUE
----------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   SPAIN 2.6%
   Banco Bilbao Vizcaya Argentaria SA ............                 Commercial Banks                           800   $      14,031
(b)Banco Santander Central Hispano SA, 144A ......                 Commercial Banks                           650           8,541
   Telefonica Moviles SA .........................       Wireless Telecommunication Services                2,000          22,192
   Telefonica SA .................................      Diversified Telecommunication Services              2,048          33,533
                                                                                                                    --------------
                                                                                                                           78,297
                                                                                                                    --------------
   SWEDEN 3.6%
   Atlas Copco AB, A .............................                    Machinery                             2,730          52,860
   Getinge AB, B .................................         Health Care Equipment & Supplies                 1,000          13,812
   Nordea Bank AB, FDR ...........................                 Commercial Banks                         2,260          22,496
   Securitas AB, B ...............................          Commercial Services & Supplies                    480           7,435
   Volvo AB, B ...................................                    Machinery                               340          14,812
                                                                                                                    --------------
                                                                                                                          111,415
                                                                                                                    --------------
   SWITZERLAND 5.0%
   Credit Suisse Group ...........................                 Capital Markets                            400          17,709
   Lonza Group AG ................................                    Chemicals                               110           6,493
   Roche Holding AG ..............................                 Pharmaceuticals                            300          41,677
   Swiss Reinsurance Co. .........................                    Insurance                               340          22,329
(a)Syngenta AG ...................................                    Chemicals                               300          31,408
   Synthes Inc. ..................................         Health Care Equipment & Supplies                   100          11,698
   UBS AG ........................................                 Capital Markets                            250          21,248
                                                                                                                    --------------
                                                                                                                          152,562
                                                                                                                    --------------
   TAIWAN 1.4%
   Chunghwa Telecom Co. Ltd., ADR ................      Diversified Telecommunication Services                700          12,957
(b)Compal Electronics Inc., GDR, 144A ............             Computers & Peripherals                        415           2,067
   Compal Electronics Inc., GDR, Reg S ...........             Computers & Peripherals                      1,039           5,174
   Taiwan Semiconductor Manufacturing Co. Ltd.,
    ADR ..........................................     Semiconductors & Semiconductor Equipment             2,799          23,008
                                                                                                                    --------------
                                                                                                                           43,206
                                                                                                                    --------------
   UNITED KINGDOM 19.4%
   BAE Systems PLC ...............................               Aerospace & Defense                        6,900          41,794
   BG Group PLC ..................................           Oil, Gas & Consumable Fuels                    2,000          18,974
   BHP Billiton PLC ..............................                 Metals & Mining                            557           8,997
   BP PLC ........................................           Oil, Gas & Consumable Fuels                    1,560          18,527
   British Sky Broadcasting Group PLC ............                      Media                               1,660          16,407
   Cadbury Schweppes PLC .........................                  Food Products                           3,700          37,320
   Compass Group PLC .............................          Hotels, Restaurants & Leisure                   3,970          14,438
   GlaxoSmithKline PLC ...........................                 Pharmaceuticals                            500          12,714
   HBOS PLC ......................................                 Commercial Banks                         1,500          22,588
   HSBC Holdings PLC .............................                 Commercial Banks                         1,200          19,521
   Man Group PLC .................................                 Capital Markets                            800          23,361
   National Grid PLC .............................                Electric Utilities                        2,062          19,344
   Next PLC ......................................                 Multiline Retail                         1,000          24,546
   Pearson PLC ...................................                      Media                                 920          10,691


                                        Quarterly Statements of Investments | 23

TEMPLETON INSTITUTIONAL FUNDS, INC.

--------------------------------------------------------------------------------------------------------------------------------
   NON-U.S. CORE EQUITY SERIES                                      INDUSTRY                      SHARES/RIGHTS      VALUE
--------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   UNITED KINGDOM (CONT.)
   Reckitt Benckiser PLC .........................              Household Products                        1,200          36,544
   Rentokil Initial PLC ..........................        Commercial Services & Supplies                  1,570           4,582
   Royal Bank of Scotland Group PLC ..............               Commercial Banks                           780          22,130
   Royal Dutch Shell PLC, B ......................         Oil, Gas & Consumable Fuels                      801          27,642
   Shire Pharmaceuticals Group PLC ...............               Pharmaceuticals                          2,870          34,894
   Smith & Nephew PLC ............................       Health Care Equipment & Supplies                 3,000          25,181
   Smiths Group PLC ..............................           Industrial Conglomerates                     1,290          21,815
   Standard Chartered PLC ........................               Commercial Banks                         1,630          35,152
   Tesco PLC .....................................           Food & Staples Retailing                     8,000          43,661
   The Sage Group PLC ............................                   Software                             4,000          16,258
   Vodafone Group PLC ............................     Wireless Telecommunication Services                3,990          10,378
   WPP Group PLC .................................                    Media                               2,200          22,384
   Yell Group PLC ................................                    Media                                 670           5,650
                                                                                                                  --------------
                                                                                                                        595,493
                                                                                                                  --------------
   TOTAL COMMON STOCKS (COST $2,010,826) 96.0% ...                                                                    2,939,011
                                                                                                                  --------------


                                                                                               ----------------
                                                                                               PRINCIPAL AMOUNT
                                                                                               ----------------
   SHORT TERM INVESTMENTS (COST $82,677) 2.7%
   UNITED STATES 2.7%
(c)U.S. Treasury Bill, 11/10/05 ..................                                               $      83,000           82,700
                                                                                                                  --------------
   TOTAL INVESTMENTS (COST $2,093,503) 98.7% .....                                                                    3,021,711
   OTHER ASSETS, LESS LIABILITIES 1.3% ...........                                                                       39,408
                                                                                                                  --------------
   NET ASSETS 100.0% .............................                                                                $   3,061,119
                                                                                                                  ==============

CURRENCY ABBREVIATIONS:

EUR - Euro
FIM - Finnish Markka

SEE SELECTED PORTFOLIO ABBREVIATIONS ON PAGE 25.

(a)   Non-income producing.

(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Directors. At September 30, 2005, the value of these securities was $59,375, representing 1.94% of net assets.

(c)   The security is traded on a discount basis with no stated coupon rate.

24 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

TEMPLETON INSTITUTIONAL FUNDS, INC.

SELECTED PORTFOLIO ABBREVIATIONS:

ADR - American Depository Receipt
FDR - Foreign Depository Receipt
GDR - Global Depository Receipt
IDR - International Depository Receipt


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 25

TEMPLETON INSTITUTIONAL FUNDS, INC.

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Templeton Institutional Funds, Inc. is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of four series (the "Funds").

1. INCOME TAXES

At September 30, 2005, the net unrealized appreciation (depreciation) based on the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                             --------------------------------------------------------
                                                   TIFI                TIFI               TIFI
                                                 EMERGING            FOREIGN        FOREIGN SMALLER
                                              MARKETS SERIES      EQUITY SERIES     COMPANIES SERIES
                                             --------------------------------------------------------
Cost of investments ......................   $  1,859,551,525    $  4,132,393,254   $    106,121,418
                                             ========================================================
Unrealized appreciation ..................   $    830,380,032    $  2,133,982,616   $     29,289,452
Unrealized depreciation ..................        (19,066,679)       (146,322,952)        (4,141,137)
                                             --------------------------------------------------------
Net unrealized appreciation (depreciation)   $    811,313,353    $  1,987,659,664   $     25,148,315
                                             ========================================================

                                             -----------------
                                                    TIFI
                                                NON-US CORE
                                                   EQUITY
                                                   SERIES
                                             -----------------
Cost of investments ......................   $      2,102,651
                                             =================

Unrealized appreciation ..................   $        935,631
Unrealized depreciation ..................            (16,571)
                                             -----------------
Net unrealized appreciation (depreciation)   $        919,060
                                             =================

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


26 | Quarterly Statements of Investments

ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certifications pursuant to Section 30a-2 of the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.




                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON INSTITUTIONAL FUNDS, INC.

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date November 21, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date November 21, 2005



By /s/GALEN G. VETTER
   ------------------------------
      Galen G. Vetter
      Chief Financial Officer
Date November 21, 2005